Leases - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating lease expenses	¥ 154,368	¥ 160,791
Total rental expense			¥ 78,713
Short-term lease expense	¥ 20,418	¥ 26,848